Shareholders' Equity - Summary of Noncontrolling Interests (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Beginning balance	$ 7,162,693	$ 4,705,337	$ 6,141,438	$ 4,552,079	$ 4,552,079	$ 4,460,546	$ 4,445,620
Contributions	6,691		1,447,965
Transfer of interests			0
Distributions	(296,483)	(233,533)	(689,684)	(475,629)	(880,142)	(1,031,823)	(996,086)
Effect of exchange by Continuing Investors of Class B shares for Class A shares and reallocation of historical equity	(1)		(1)
Issuance of Class A shares sold in initial public offering, net of offering costs	1,909,332		1,909,332
Net income (loss)	601,976	178,770	711,072	574,864	2,461,419	1,517,855	1,343,180
Change in unrealized movement on available for sale debt securities	6,949	2,939	59,674	2,939	6,159	(402,502)	(341,099)
Ending balance	$ 9,394,961	4,653,214	$ 9,394,961	4,653,214	6,141,438	4,552,079	4,460,546
RP Holdings | Continuing Investors Partnerships
Noncontrolling Interest [Line Items]
Noncontrolling interest (percentage)	40.00%		40.00%
RP Holdings | Continuing Investors Partnerships
Noncontrolling Interest [Line Items]
Noncontrolling interest (percentage)	40.00%		40.00%
Prior to IPO
Noncontrolling Interest [Line Items]
Net income (loss)	$ 515,789		$ 624,885
Non-Controlling Interest
Noncontrolling Interest [Line Items]
Beginning balance	2,002,775	48,088	35,883	63,865	63,865	141,203	268,960
Contributions	6,691		1,140,319
Transfer of interests			1,037,161
Distributions	(124,851)	(35,153)	(376,276)	(79,580)	(140,866)	(217,464)	(260,912)
Effect of exchange by Continuing Investors of Class B shares for Class A shares and reallocation of historical equity	2,433,098		2,433,098
Issuance of Class A shares sold in initial public offering, net of offering costs	758,590		758,590
Net income (loss)	52,715	27,057	52,715	55,707	112,884	140,126	133,155
Change in unrealized movement on available for sale debt securities	1,624		11,296
Ending balance	5,237,829	$ 39,992	5,237,829	$ 39,992	35,883	$ 63,865	$ 141,203
Non-Controlling Interest | RPSFT
Noncontrolling Interest [Line Items]
Beginning balance	31,563		35,883
Distributions	(25,270)		(54,516)
Net income (loss)	3,400		3,400
Ending balance	26,918		26,918		$ 35,883
Non-Controlling Interest | Legacy Investors Partnerships
Noncontrolling Interest [Line Items]
Beginning balance	1,971,212
Contributions	6,691		1,140,319
Transfer of interests			1,037,161
Distributions	(99,581)		(321,760)
Effect of exchange by Continuing Investors of Class B shares for Class A shares and reallocation of historical equity	(750)		(750)
Net income (loss)	17,755		17,755
Change in unrealized movement on available for sale debt securities	1,222		10,894
Ending balance	1,986,511		1,986,511
Non-Controlling Interest | Continuing Investors Partnerships
Noncontrolling Interest [Line Items]
Effect of exchange by Continuing Investors of Class B shares for Class A shares and reallocation of historical equity	2,433,848		2,433,848
Issuance of Class A shares sold in initial public offering, net of offering costs	758,590		758,590
Net income (loss)	31,560		31,560
Change in unrealized movement on available for sale debt securities	402		402
Ending balance	3,224,400		3,224,400
Non-Controlling Interest | Prior to IPO
Noncontrolling Interest [Line Items]
Net income (loss)	107,187		145,043
Non-Controlling Interest | Prior to IPO | RPSFT
Noncontrolling Interest [Line Items]
Net income (loss)	17,225		42,151
Non-Controlling Interest | Prior to IPO | Legacy Investors Partnerships
Noncontrolling Interest [Line Items]
Net income (loss)	$ 89,962		$ 102,892